Subsequent events, Equity Line of Credit Purchase (ELOC) Agreement (FY) (Details) - USD ($)	Nov. 06, 2024	Oct. 29, 2024
Sponsor [Member]
Subsequent Event [Line Items]
Number of shares transferred by sponsor as commitment fee (in shares)		515,889
Consideration to be paid	$ 125,000
Helena Global Investment Opportunities I Ltd [Member]
Subsequent Event [Line Items]
Stock issued during period		$ 40,000,000
Number of trading days	5 days
Share price (in dollars per share)	$ 0.75
Helena Global Investment Opportunities I Ltd [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Shares issued (in shares)	500,000